Intangilbe Assets, Net - Schedule of Intangilbe Assets Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	$ 130,456,785
Less: accumulated amortization	(2,136,210)
Less: impairment	(120,440,421)
Intangible assets, net	7,880,154
Software [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	135,840
Patent [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	120,440,421
License [Member]
Schedule of Intangible Assets, Net [Line Items]
Total intangible assets	$ 9,880,524